PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 09, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 102,112		$ 99,372
Accumulated Depreciation	31,930		29,597
Net Book Value	70,182		69,775
Liquids Pipelines | Keystone XL
Property, Plant and Equipment [Line Items]
Net Book Value		$ 175
Asset impairment charges	3,126
Related capital projects in development	230
Liquids Pipelines | Under construction | Keystone XL
Property, Plant and Equipment [Line Items]
Asset impairment charges	2,896
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	42,200		39,347
Accumulated Depreciation	21,175		20,022
Net Book Value	21,025		19,325
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost	24,826		22,406
Accumulated Depreciation	8,521		7,832
Net Book Value	16,305		14,574
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	15,379		15,014
Accumulated Depreciation	11,087		10,682
Net Book Value	4,292		4,332
Operating segments | Canadian Natural Gas Pipelines | Other
Property, Plant and Equipment [Line Items]
Cost	1,937		1,885
Accumulated Depreciation	1,567		1,508
Net Book Value	370		377
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	1,995		1,927
Accumulated Depreciation	1,567		1,508
Net Book Value	428		419
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	22,541		21,004
Accumulated Depreciation	8,521		7,832
Net Book Value	14,020		13,172
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	15,240		14,864
Accumulated Depreciation	11,087		10,682
Net Book Value	4,153		4,182
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost	14,892		14,190
Accumulated Depreciation	5,751		5,278
Net Book Value	9,141		8,912
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	10,423		10,297
Accumulated Depreciation	7,698		7,443
Net Book Value	2,725		2,854
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost	6,191		5,421
Accumulated Depreciation	2,065		1,906
Net Book Value	4,126		3,515
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	4,165		3,930
Accumulated Depreciation	3,125		3,000
Net Book Value	1,040		930
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,458		1,393
Accumulated Depreciation	705		648
Net Book Value	753		745
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	652		637
Accumulated Depreciation	264		239
Net Book Value	388		398
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	2,285		1,402
Accumulated Depreciation	0		0
Net Book Value	2,285		1,402
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	139		150
Accumulated Depreciation	0		0
Net Book Value	139		150
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	58		42
Accumulated Depreciation	0		0
Net Book Value	58		42
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	36,320		33,536
Accumulated Depreciation	6,142		5,367
Net Book Value	30,178		28,169
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	9,900		9,042
Accumulated Depreciation	3,161		2,960
Net Book Value	6,739		6,082
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	19,817		18,943
Accumulated Depreciation	1,437		1,018
Net Book Value	18,380		17,925
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost	6,603		5,551
Accumulated Depreciation	1,544		1,389
Net Book Value	5,059		4,162
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	9,367		8,653
Accumulated Depreciation	3,161		2,960
Net Book Value	6,206		5,693
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	19,384		17,873
Accumulated Depreciation	1,437		1,018
Net Book Value	17,947		16,855
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	5,770		5,120
Accumulated Depreciation	1,544		1,389
Net Book Value	4,226		3,731
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other
Property, Plant and Equipment [Line Items]
Cost	1,755		1,568
Accumulated Depreciation	657		578
Net Book Value	1,098		990
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	11,205		10,198
Accumulated Depreciation	799		557
Net Book Value	10,406		9,641
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost	1,820		1,685
Accumulated Depreciation	557		512
Net Book Value	1,263		1,173
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost	2,749		2,638
Accumulated Depreciation	178		151
Net Book Value	2,571		2,487
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost	2,701		2,330
Accumulated Depreciation	1,071		1,008
Net Book Value	1,630		1,322
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost	2,162		2,117
Accumulated Depreciation	1,255		1,223
Net Book Value	907		894
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	4,522		4,287
Accumulated Depreciation	381		276
Net Book Value	4,141		4,011
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost	2,559		2,146
Accumulated Depreciation	565		489
Net Book Value	1,994		1,657
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	3,657		3,388
Accumulated Depreciation	257		185
Net Book Value	3,400		3,203
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost	1,391		1,289
Accumulated Depreciation	422		388
Net Book Value	969		901
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	0		0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	533		389
Accumulated Depreciation	0		0
Net Book Value	533		389
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	433		1,070
Accumulated Depreciation	0		0
Net Book Value	433		1,070
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	833		431
Net Book Value	833		431
Operating segments | Mexico Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	6,653		6,581
Accumulated Depreciation	711		613
Net Book Value	5,942		5,968
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	4,063		4,056
Accumulated Depreciation	711		613
Net Book Value	3,352		3,443
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost	2,957		2,952
Accumulated Depreciation	476		411
Net Book Value	2,481		2,541
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost	480		480
Accumulated Depreciation	80		69
Net Book Value	400		411
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost	626		624
Accumulated Depreciation	155		133
Net Book Value	471		491
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost	2,590		2,525
Accumulated Depreciation	0		0
Net Book Value	2,590		2,525
Operating segments | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Cost	14,034		16,869
Accumulated Depreciation	2,761		2,460
Net Book Value	11,273		14,409
Operating segments | Liquids Pipelines | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	13,835		16,671
Accumulated Depreciation	2,747		2,451
Net Book Value	11,088		14,220
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost	199		198
Accumulated Depreciation	14		9
Net Book Value	185		189
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	13,763		13,801
Accumulated Depreciation	2,747		2,451
Net Book Value	11,016		11,350
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	9,209		9,254
Accumulated Depreciation	1,758		1,579
Net Book Value	7,451		7,675
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	1,020		1,025
Accumulated Depreciation	252		228
Net Book Value	768		797
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	3,534		3,522
Accumulated Depreciation	737		644
Net Book Value	2,797		2,878
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	72		2,870
Accumulated Depreciation	0		0
Net Book Value	72		2,870
Operating segments | Power and Storage
Property, Plant and Equipment [Line Items]
Cost	2,069		2,046
Accumulated Depreciation	821		763
Net Book Value	1,248		1,283
Operating segments | Power and Storage | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	2,064		2,035
Accumulated Depreciation	821		763
Net Book Value	1,243		1,272
Operating segments | Power and Storage | Natural Gas
Property, Plant and Equipment [Line Items]
Cost	1,267		1,255
Accumulated Depreciation	605		569
Net Book Value	662		686
Operating segments | Power and Storage | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost	797		780
Accumulated Depreciation	216		194
Net Book Value	581		586
Operating segments | Power and Storage | Under construction
Property, Plant and Equipment [Line Items]
Cost	5		11
Accumulated Depreciation	0		0
Net Book Value	5		11
Corporate
Property, Plant and Equipment [Line Items]
Cost	836		993
Accumulated Depreciation	320		372
Net Book Value	$ 516		$ 621